Reserves for Losses and Loss Adjustment Expenses - Reserves for Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	$ 1,385.8	$ 1,849.4
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,195.6	1,255.6	$ 1,108.6	$ 976.1
Unallocated loss adjustment expenses	25.7	29.3
Total gross reserves for losses and loss adjustment expenses	2,607.1	3,134.3	$ 2,448.9	$ 2,045.2
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	1,147.2	1,611.8
Reinsurance recoverable on reserves for losses and loss adjustment expenses	939.2	879.5
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	238.6	237.6
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 256.4	$ 376.1